Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	May 08, 2012 Advertising Solutions [Member]
Business Segment Disposal [Line Items]
Disposition of business - date of sale of subsidiary		May 08, 2012
Number of Reportable Segments	3